8

                                              Liberty Variable Investment Trust

                                 Colonial Small Cap Value Fund, Variable Series
                                Colonial Strategic Income Fund, Variable Series
                                      Columbia High Yield Fund, Variable Series
                                   Columbia International Fund, Variable Series
                              Columbia Real Estate Equity Fund, Variable Series
                                  Liberty All-Star Equity Fund, Variable Series
                                           Liberty Equity Fund, Variable Series
                                  Liberty Growth & Income Fund, Variable Series
                                    Liberty S&P 500 Index Fund, Variable Series
                                     Liberty Select Value Fund, Variable Series
                                            Newport Tiger Fund, Variable Series

The Funds listed above are referred to collectively as the "Funds" and the Trust listed above is referred to as the "Trust."


                              Supplement to Statement of Additional Information

The Trustee and officer information contained in the section Trustees and Officers under the caption More Facts about the Trust is revised as follows:

3



                                                                                                   Number of
                                                                                               Portfolios in Fund
                                                                                                Complex Overseen
    Name, Address       Position   Year   First                                                    by Trustee
                                                                                                   ----------
       and Age         with Funds  Elected   or   Principal Occupation(s) During Past Five                              Other
       -------         ----------                 -----------------------------------------                             -----
                                   Appointed                        Years                                           Directorships
                                   to Office(1)                                                                            Held

Disinterested
Trustees
Douglas A. Hacker        Trustee       1996      Executive Vice President - Strategy of               119            Orbitz, Inc.
(Age 48)                                         United Airlines (airline) since December,                             (on-line
P.O. Box 66100                                   2002 (formerly President of UAL Loyalty                            travel company)
Chicago, IL 60666                                Services (airline) from September, 2001 to
                                                 December, 2002; Executive Vice
                                                 President and Chief Financial
                                                 Officer of United Airlines from
                                                 March, 1993 to September,
                                                 2001).

Janet Langford Kelly     Trustee       1996      Private Investor since March, 2004                   119                None
(Age 45)                                         (formerly Chief Administrative Officer and
9534 W. Gull Lake                                Senior Vice President, Kmart Holding
Drive                                            Corporation (consumer goods) from
Richland, MI                                     September, 2003 to March, 2004; Executive
49083-8530                                       Vice President-Corporate Development and
                                                 Administration, General Counsel
                                                 and Secretary, Kellogg Company
                                                 (food manufacturer), from
                                                 September, 1999 to August,
                                                 2003; Senior Vice President,
                                                 Secretary and General Counsel,
                                                 Sara Lee Corporation (branded,
                                                 packaged, consumer-products
                                                 manufacturer) from January,
                                                 1995 to September, 1999).

Richard W. Lowry (Age    Trustee       1995      Private Investor since August, 1987                  121(3)             None
67)                                              (formerly Chairman and Chief Executive
10701 Charleston Drive                           Officer, U.S. Plywood Corporation
Vero Beach, FL 32963                             (building products manufacturer)).



                                                                                                   Number of
                                                                                               Portfolios in Fund
                                                                                                Complex Overseen
    Name, Address        Position   Year  First                                                    by Trustee
                                                                                                   ----------
       and Age          with Funds  Elected  or   Principal Occupation(s) During Past Five                              Other
       -------          ----------                -----------------------------------------                             -----
                                    Appointed                       Years                                           Directorships
                                    to Office1                                                                           Held

Charles R. Nelson        Trustee       1981      Professor of Economics, University of                119                None
(Age 61)                                         Washington, since January, 1976; Ford and
Department of                                    Louisa Van Voorhis Professor of Political
Economics                                        Economy, University of Washington, since
University of                                    September, 1993; Director, Institute for
Washington                                       Economic Research, University of
Seattle, WA 98195                                Washington, since September, 2001; Adjunct
                                                 Professor of Statistics,
                                                 University of Washington, since
                                                 September, 1980; Associate
                                                 Editor, Journal of Money Credit
                                                 and Banking, since September,
                                                 1993; consultant on econometric
                                                 and statistical matters.


John J. Neuhauser        Trustee       1985      Academic Vice President and Dean of                 122(3,4)         Saucony, Inc.
(Age 60)                                         Faculties since August, 1999, Boston                                  (athletic
84 College Road                                  College (formerly Dean, Boston College                               footwear);
Chestnut Hill, MA                                School of Management from September, 1977                          SkillSoft Corp.
02467-3838                                       to September, 1999).                                                (E-Learning)

Patrick J. Simpson       Trustee       2000      Partner, Perkins Coie L.L.P. (law firm).             119                None
(Age 58)
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel        Trustee       1998      Business Consultant since 1999 (formerly             119                None
(Age 67)                                         Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                           College of Business, Boise State
Boise, ID  83706                                 University); Chartered Financial Analyst.



                                                                                                   Number of
                                                                                               Portfolios in Fund
                                                                                                Complex Overseen
    Name, Address        Position   Year  First                                                    by Trustee
                                                                                                   ----------
       and Age          with Funds  Elected  or   Principal Occupation(s) During Past Five                              Other
       -------          ----------                -----------------------------------------                             -----
                                    Appointed                       Years                                           Directorships
                                    to Office(1)                                                                           Held

Thomas C. Theobald      Trustee        1996      Managing Director, William Blair Capital             119               Anixter
(Age 66)                and                      Partners (private equity investing) since                           International
227 West Monroe         Chairman                 September, 1994.                                                      (network
Street,                 of the                                                                                          support
Suite 3500                Board                                                                                        equipment
Chicago, IL 60606                                                                                                    distributor),
                                                                                                                      Jones Lang
                                                                                                                     LaSalle (real
                                                                                                                        estate
                                                                                                                      management

                                                                                                                      services)
                                                                                                                      and
                                                                                                                      MONY
                                                                                                                      Group
                                                                                                                         (life
                                                                                                                      insurance)

Anne-Lee Verville        Trustee       1998      Author and speaker on educational systems            120(4)            Chairman of
(Age 58)                                         needs (formerly General Manager, Global                             the Board of
359 Stickney Hill Road                           Education Industry, IBM Corporation                                  Directors,
Hopkinton, NH  03229                             (computer and technology) from 1994 to                              Enesco Group,
                                                 1997).
                                                                                                                      Inc.
                                                                                                                      (designer,
                                                                                                                     importer and
                                                                                                                    distributor of
                                                                                                                     giftware and
                                                                                                                     collectibles)

Richard L. Woolworth     Trustee       1991      Retired since December 2003 (formerly                119           NW Natural
(Age 62)                                         Chairman and Chief Executive Officer, The                          (natural gas
100 S.W. Market                                  Regence Group (regional health insurer);                           service
Street #1500                                     Chairman and Chief Executive Officer,                              provider)
Portland, OR 97207                               BlueCross BlueShield of Oregon; Certified
                                                 Public Accountant, Arthur Young & Company)

Interested Trustees
William E. Mayer(2)      Trustee       1994      Managing Partner, Park Avenue Equity                 121(3)                Lee
(Age 63)                                         Partners (private equity) since February,                            Enterprises
399 Park Avenue                                  1999 (formerly Founding Partner,                                   (print media),
Suite 3204                                       Development Capital LLC from November 1996                         WR Hambrecht +
New York, NY 10022                               to February, 1999).                                                Co. (financial
                                                                                                                        service

                                                                                                                     provider)
                                                                                                                     and
                                                                                                                     First
                                                                                                                     Health
                                                                                                                     (healthcare)



                                                                                                   Number of
                                                                                               Portfolios in Fund
                                                                                                Complex Overseen
    Name, Address       Position   Year   First                                                    by Trustee
                                                                                                   ----------
       and Age         with Funds  Elected   or   Principal Occupation(s) During Past Five                              Other
       -------         ----------                 -----------------------------------------                             -----
                                   Appointed                        Years                                           Directorships
                                   to Office(1)                                                                            Held


Joseph R. Palombo(2)     Trustee       2000      Executive Vice President and Chief                   120(5)               None
(Age 50)                                         Operating Officer of Columbia Management
One Financial Center                             Group, Inc. (Columbia Management) since
Boston, MA 02111                                 December, 2001 and Director, Executive
                                                 Vice President and Chief
                                                 Operating Officer of the
                                                 Advisor since April, 2003
                                                 (formerly Chief Operations
                                                 Officer of Mutual Funds,
                                                 Liberty Financial Companies,
                                                 Inc. from August, 2000 to
                                                 November, 2001; Executive Vice
                                                 President of Stein Roe &
                                                 Farnham Incorporated (Stein
                                                 Roe) from April, 1999 to April,
                                                 2003; Director of Colonial
                                                 Management Associates, Inc.
                                                 (Colonial) from April, 1999 to
                                                 April, 2003; Director of Stein
                                                 Roe from September, 2000 to
                                                 April, 2003); (formerly
                                                 President of the Columbia Funds
                                                 (as defined in Part 1 of this
                                                 SAI) from October, 2003 to
                                                 March, 2004); (formerly Vice
                                                 President of the Columbia Funds
                                                 from January, 2003 to October,
                                                 2003); (formerly President of
                                                 the Liberty Funds and Stein Roe
                                                 Funds from February, 2003 to
                                                 March, 2004); President of
                                                 Galaxy Funds (as defined in
                                                 Part 1 of this SAI) since
                                                 February, 2003 (formerly Vice
                                                 President of the Galaxy Funds
                                                 from September 2002 to February
                                                 2003; Vice President of the
                                                 Liberty Funds and Stein Roe
                                                 Funds from April, 1999 to
                                                 August, 2000); (formerly
                                                 Manager of Columbia Floating
                                                 Rate Limited Liability Company
                                                 from October, 2000 to March,
                                                 2004); (formerly Chief
                                                 Operating Officer and Chief
                                                 Compliance Officer, Putnam
                                                 Mutual Funds from December,
                                                 1993 to March, 1999).

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds;
simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the
Advisor.

(5) Mr. Palombo also serves as an interested director of Columbia Management
Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.



                                              Year
       Name, Address             Position     First
          and Age               with Funds    Elected                  Principal Occupation(s) During Past Five Years
          -------               ----------                             ----------------------------------------------
                                                  or
                                              Appointed
                                              to Office

Officers
J. Kevin Connaughton          President and      2000
(Age 39)                        Treasurer
One Financial Center                                                            President of the Columbia Funds,
Boston, MA 02111                                                                Liberty Funds and Stein Roe Funds since
                                                                                March, 2004; Chief
                                                                                Financial Officer of the Columbia Funds
                                                                                since January,
                                                                                2003; Treasurer of the Columbia Funds
                                                                                since October, 2003 and
                                                                                of the Liberty Funds, Stein Roe Funds
                                                                                and All-Star Funds since December,
                                                                                2000; Vice President
                                                                                of the Advisor since
                                                                                April, 2003 (formerly
                                                                                Controller of the
                                                                                Liberty Funds and
                                                                                All-Star Funds from
                                                                                February, 1998 to
                                                                                October, 2000);
                                                                                Treasurer of the
                                                                                Galaxy Funds since
                                                                                September, 2002;
                                                                                Treasurer, Columbia
                                                                                Management
                                                                                Multi-Strategy Hedge
                                                                                Fund, LLC since
                                                                                December, 2002
                                                                                (formerly Vice
                                                                                President of Colonial
                                                                                from February, 1998 to
                                                                                October, 2000 and
                                                                                Senior Tax Manager,
                                                                                Coopers & Lybrand, LLP
                                                                                from April, 1996 to
                                                                                January, 1998).

Vicki L. Benjamin (Age 42)        Chief          2001     Controller of the Columbia Funds since July, 2003 and of the Liberty
One Financial Center            Accounting                Funds, Stein Roe Funds and All-Star Funds since May, 2002; Chief
Boston, MA 02111               Officer and                Accounting Officer of the Columbia Funds since July, 2003 and Liberty
                                Controller                Funds, Stein Roe Funds
                                                          and All-Star Funds
                                                          since June, 2001;
                                                          Controller and Chief
                                                          Accounting Officer of
                                                          the Galaxy Funds since
                                                          September, 2002
                                                          (formerly Vice
                                                          President, Corporate
                                                          Audit, State Street
                                                          Bank and Trust Company
                                                          from May, 1998 to
                                                          April, 2001; Audit
                                                          Manager from July,
                                                          1994 to June, 1997;
                                                          Senior Audit Manager
                                                          from July, 1997 to
                                                          May, 1998, Coopers &
                                                          Lybrand, LLP).

David A. Rozenson (Age 49)      Secretary        2003     Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                      All-Star Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                          Financial Corporation since January, 1996; Associate General Counsel,
                                                          Columbia Management Group since November, 2002.
